Expense Example	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, with Redemption, 10 Years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Listed Real Assets Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Listed Real Assets Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	93	290	504	1,120	213	485	777	1,610	122	434	768	1,714	701	982	1,285	2,141	309	662	1,142	2,466	159	509	884	1,937	108	354	620	1,379	98	323	566	1,264